Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies (Table)

Period/Year	Amount
July 1 to December 31, 2021	132,353
2022	223,143
2023	154,888
2024	114,125
2025	86,375
2026 to 2028	123,491

Minimum charter revenues	834,375